Other Operating Income And Expenses - Schedule of Other Operating Expenses (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (2,010)	€ (1,422)	€ (3,516)
Other operating income	617	617	1,292
Other operating income/(expenses), net related to Regeneron	(1,745)	(1,321)	(2,979)
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	118	160
Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(1,837)	(1,418)	(3,196)
Monoclonal Antibodies Alliance | Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(1,934)	(1,449)	(3,321)
Monoclonal Antibodies Alliance | Additional share of profit paid by Regeneron towards development costs
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	389	291	668
Monoclonal Antibodies Alliance | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(292)	(260)	(543)
Other (mainly Zaltrap and Libtayo)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income and expenses	92	97	217
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	96	102	€ 227
Regeneron | Other related parties | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (1,841)	€ (1,423)